Concentration and Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 92,684	¥ 166,690	¥ 520,452	$ 13,480
Currency Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents | ¥	¥ 58,282	¥ 135,542
Customer Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of revenue accounted	39.00%	44.00%	55.00%
Number of customers | Customer	20	20	20